30. Risk management (Details 3) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about hedged items [line items]
Exports affecting the statement of income		$ (1,450)	$ (1,031)	$ (3,361)	$ (2,043)
Foreign exchange variation	[1]	(2,009)	$ (202)	(3,776)	$ (221)
Brazil, Brazil Real
Disclosure of detailed information about hedged items [line items]
Ending balance		54,407		54,407
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2019		326,446		326,446
Nonderivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance				87,651
Additional hedging relationships designated, designations revoked and hedging instruments re-designated				(11,987)
Exports affecting the statement of income				(7,300)
Principal repayments / amortization				(13,957)
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2019		59,614		59,614
Nonderivative financial instruments [member] | Brazil, Brazil Real
Disclosure of detailed information about hedged items [line items]
Beginning balance				$ 353,295
Hedged transactions				Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues.
Additional hedging relationships designated, designations revoked and hedging instruments re-designated				$ (69,457)
Nature of the risk				Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income				$ (33,732)
Maturity Date				July 2020 to June 2030
Principal repayments / amortization				$ (66,613)
Foreign exchange variation				114,440
Ending balance		$ 297,933		$ 297,933

[1]	For more information, see note 30.2.